American Mutual Fund® Summary prospectus January 1, 2020 (as supplemented October 30, 2020)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	AMRMX	AMFCX	TAMFX	AMFFX	AMRFX	AFMFX	CMLAX	CMLCX	CMLEX	TAFMX	CMLFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFMMX	FFFMX	RMFAX	RMFBX	RMEBX	RMFCX	RMFEX	RMFHX	RMFFX	RMFGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated January 1, 2020 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objectives The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 31 of the prospectus and on page 67 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.24
Other expenses[2]	0.12	0.11	0.11	0.16	0.15	0.05	0.17
Total annual fund operating expenses	0.61	1.35	0.60	0.65	0.39	0.29	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.17[2]	0.14[2]	0.16[2]	0.17[2]	0.15[3]	0.10[3]	0.16[2]
Total annual fund operating expenses	1.41	0.88	0.65	0.66	0.39	0.34	1.40

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.39	0.25	0.19	0.14	0.17	0.09	0.04
Total annual fund operating expenses	1.38	1.09	0.93	0.63	0.41	0.33	0.28

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

American Mutual Fund / Summary prospectus     1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$634	$237	$310	$66	$40	$30	$414	$244	$90	$315	$67	$40	$35	$143
3 years	759	428	437	208	125	93	551	446	281	453	211	125	109	443
5 years	896	739	576	362	219	163	700	771	488	603	368	219	191	766
10 years	1,293	1,421	981	810	493	368	1,132	1,204	1,084	1,040	822	493	431	1,680

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$140	$111	$95	$64	$42	$34	$29		1 year	$137	$144
3 years	437	347	296	202	132	106	90		3 years	428	446
5 years	755	601	515	351	230	185	157		5 years	739	771
10 years	1,657	1,329	1,143	786	518	418	356		10 years	1,421	1,204

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

2     American Mutual Fund / Summary prospectus

Principal investment strategies The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Mutual Fund / Summary prospectus     3

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in

4     American Mutual Fund / Summary prospectus

the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Mutual Fund / Summary prospectus     5

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index and the Lipper Large-Cap Core Funds Index include the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Large-Cap Value Funds Index includes other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

6     American Mutual Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	2/21/1950	17.47%	8.48%	11.07%	11.55%
− After taxes on distributions		16.15	7.04	9.96	N/A
− After taxes on distributions and sale of fund shares		11.23	6.44	8.96	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	19.82%	8.40%	10.75%	7.56%
F-1	3/15/2001	21.68	9.17	11.40	7.87
F-2	8/5/2008	21.97	9.45	11.67	9.77
F-3	1/27/2017	22.10	N/A	N/A	11.86
529-A	2/19/2002	17.42	8.39	10.97	7.84
529-C	2/20/2002	19.78	8.34	10.94	7.74
529-E	3/7/2002	21.39	8.91	11.09	7.36
529-F-1	9/17/2002	21.96	9.42	11.62	9.22
R-1	6/11/2002	20.74	8.35	10.55	7.29
R-2	5/31/2002	20.75	8.38	10.57	7.07
R-2E	8/29/2014	21.13	8.72	N/A	9.03
R-3	6/6/2002	21.33	8.86	11.07	7.74
R-4	6/27/2002	21.67	9.19	11.41	8.27
R-5E	11/20/2015	21.97	N/A	N/A	11.64
R-5	5/15/2002	22.03	9.52	11.74	8.13
R-6	5/1/2009	22.11	9.57	11.80	13.52

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	31.49%	11.70%	13.56%	11.38%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	24.74	8.52	10.40	N/A
Lipper Large-Cap Core Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	29.00	10.54	12.17	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	26.72	8.79	11.19	N/A
Class A annualized 30-day yield at October 31, 2019: 1.72% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Mutual Fund / Summary prospectus     7

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
William L. Robbins Co-President and Trustee	12 years	Partner — Capital International Investors
James Terrile Senior Vice President and Trustee	14 years	Partner — Capital Research Global Investors
Joyce E. Gordon Co-President	14 years	Partner – Capital Research Global Investors
Charles E. Ellwein Senior Vice President	3 years	Partner – Capital Research Global Investors
Cheryl E. Frank Senior Vice President	6 years	Partner – Capital International Investors
James B. Lovelace Senior Vice President	14 years	Partner — Capital Research Global Investors
Bradley J. Vogt Senior Vice President	5 years	Partner — Capital Research Global Investors
Dylan Yolles Senior Vice President	13 years	Partner — Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

8     American Mutual Fund / Summary prospectus

Notes

American Mutual Fund / Summary prospectus     9

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-003-1020P Litho in USA CGD/DFS/8004 Investment Company File No. 811-00572

Summary Prospectus Amendment October 30, 2020

For the following funds and series with summary prospectuses dated November 1, 2019 – October 1, 2020
(as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM
American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

American Funds College Target Date Series®

American Funds College 2036 FundSM

American Funds College 2033 Fund®

American Funds College 2030 Fund®

American Funds College 2027 Fund®
American Funds College 2024 Fund®

American Funds College 2021 Fund®

American Funds College Enrollment Fund®

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Moderate Growth and Income PortfolioSM
American Funds Conservative Growth and Income PortfolioSM
American Funds Preservation PortfolioSM

Changes apply to all funds and series unless otherwise noted.

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On October 30, 2020, the funds listed on the cover of this amendment expect to issue new classes of shares - Class 529-F-2, 529-F-3 and/or ABLE-F-2 - which will generally be available only through an account established with a 529 college savings plan or an ABLE savings plan managed by the Capital Research and Management Company. Effective October 30, 2020, Class 529-F-1 shares will be converted automatically to Class 529-F-2 shares. You are receiving this amendment because you hold Class 529-F-1 shares of one or more of the funds listed on the cover of this amendment.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

2. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series), replace the following sentences:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Or

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

3. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund.

4. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

5. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund.

6. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

7. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.19[2]	0.17[3]	0.10[3]
Total annual fund operating expenses	0.74	0.47	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$76	$48
3 years	237	151
5 years	411	263
10 years	918	591

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.26	0.22[4]	0.16[4]
Total annual fund operating expenses	0.89	0.60	0.54
Expense reimbursement[3]	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.85	0.56	0.50
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-3
1 year	$87	$51
3 years	280	169
5 years	489	298
10 years	1,092	673

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.27[4]	0.19[4]
Total annual fund operating expenses	0.97	0.71	0.63
Expense reimbursement[3]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.92	0.66	0.58

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$94	$67
3 years	304	222
5 years	531	390
10 years	1,185	878

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.21[3]	0.12[3]
Total annual fund operating expenses	0.88	0.62	0.53
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$90	$63
3 years	281	199
5 years	488	346
10 years	1,084	774

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1
Management fees	0.22%
Distribution and/or service (12b-1) fees	0.25[3]
Other expenses	0.16
Total annual fund operating expenses	0.63
[3]	Restated to reflect current fees.

Share class:	529-F-1
1 year	$64
3 years	202
5 years	351
10 years	786

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.24	0.19[2]	0.12[2]
Total annual fund operating expenses	0.97	0.67	0.60
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$99	$68	$61
3 years	309	214	192
5 years	536	373	335
10 years	1,190	835	750

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.16	0.15[2]	0.10[2]
Total annual fund operating expenses	0.64	0.38	0.33
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$34
3 years	205	122	106
5 years	357	213	185
10 years	798	480	418

8. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding columns captioned “529-F-2” and “529-F-3” set forth below, and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2” and “529-F-3” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.64	0.38	0.32
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$33
3 years	205	122	103
5 years	357	213	180
10 years	798	480	406

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.36[2]	0.25[4]	0.19[4]
Total annual fund operating expenses	1.35	0.99	0.93
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$137	$101	$95
3 years	428	315	296
5 years	739	547	515
10 years	1,624	1,213	1,143

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.25[5]	0.18[5]
Total annual fund operating expenses	1.08	0.80	0.73
Fee waiver and/or expense reimbursement[3]	0.02	0.02	0.02
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06	0.78	0.71
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$108	$80	$73
3 years	341	253	231
5 years	594	442	404
10 years	1,315	988	905

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[3]	0.11[3]
Total annual fund operating expenses	0.89	0.61	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$91	$62	$56
3 years	284	195	176
5 years	493	340	307
10 years	1,096	762	689

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[3]	none	none
Other expenses[2]	0.21	0.20	0.12
Total annual fund operating expenses	0.98	0.72	0.64
[3]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$74	$65
3 years	312	230	205
5 years	542	401	357
10 years	1,201	894	798

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[4]	0.11[4]
Total annual fund operating expenses	0.73	0.45	0.39
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$75	$46	$40
3 years	233	144	125
5 years	406	252	219
10 years	906	567	493

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25[4]	none	none
Other expenses[2]	0.23	0.21	0.13
Total annual fund operating expenses	1.08	0.81	0.73
[4]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$110	$83	$75
3 years	343	259	233
5 years	595	450	406
10 years	1,317	1,002	906

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[5]	0.15[5]
Total annual fund operating expenses	0.86	0.56	0.51
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	0.53	0.48
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.
[4]	The fund’s transfer agent is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$54	$49
3 years	271	176	161
5 years	474	310	282
10 years	1,058	699	638

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.23[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.77	0.48	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$49	$41
3 years	246	154	128
5 years	428	269	224
10 years	954	604	505

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.15[3]	0. 10[3]
Total annual fund operating expenses	0.66	0.39	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$40	$35
3 years	211	125	109
5 years	368	219	191
10 years	822	493	431

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.18[3]	0.10[3]
Total annual fund operating expenses	0.66	0.37	0.29
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$38	$30
3 years	211	119	93
5 years	368	208	163
10 years	822	468	368

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.15[3]	0.10[3]
Total annual fund operating expenses	0.66	0.38	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$39	$34
3 years	211	122	106
5 years	368	213	185
10 years	822	480	418

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.23[3]	0.12[3]
Total annual fund operating expenses	0.98	0.66	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$67	$56
3 years	312	211	176
5 years	542	368	307
10 years	1,201	822	689

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.21[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.83	0.56	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$57	$49
3 years	265	179	154
5 years	460	313	269
10 years	1,025	701	604

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.67	0.40	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$68	$41	$35
3 years	214	128	109
5 years	373	224	191
10 years	835	505	431

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.65	0.39	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$66	$ 40	$ 34
3 years	208	125	106
5 years	362	219	185
10 years	810	493	418

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.20[3]	0.11[3]
Total annual fund operating expenses	0.85	0.58	0.49
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$59	$50
3 years	271	186	157
5 years	471	324	274
10 years	1,049	726	616

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.18[3]	0.11[3]
Total annual fund operating expenses	0.82	0.55	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$84	$56	$49
3 years	262	176	154
5 years	455	307	269
10 years	1,014	689	604

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.25[3]	0.14[3]
Total annual fund operating expenses	1.07	0.77	0.66
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$109	$ 79	$ 67
3 years	340	246	211
5 years	590	428	368
10 years	1,306	954	822

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[3]	0.12[3]
Total annual fund operating expenses	1.12	0.82	0.74
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$114	$84	$76
3 years	356	262	237
5 years	617	455	411
10 years	1,363	1,014	918

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.20	0.20%[3]	0.10%[3]
Acquired (underlying) fund fees and expenses[2]	0.40	0.40	0.40
Total annual fund operating expenses	0.85	0.60	0.50

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$61	$51
3 years	271	192	160
5 years	471	335	280
10 years	1,049	750	628

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.18%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.54	0.44

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$82	$55	$45
3 years	255	173	141
5 years	444	302	246
10 years	990	677	555

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.33	0.33	0.33
Total annual fund operating expenses	0.77	0.50	0.41
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$51	$42
3 years	246	160	132
5 years	428	280	230
10 years	954	628	518

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28
Total annual fund operating expenses	0.72	0.45	0.35
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$74	$46	$36
3 years	230	144	113
5 years	401	252	197
10 years	894	567	443

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.18	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	0.70	0.44	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$72	$45	$35
3 years	224	141	109
5 years	390	246	191
10 years	871	555	431

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

9. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25[1]	none	none	none
Other expenses	0.18[1]	0.20[3]	0.10[3]	0.15[3]
Total annual fund operating expenses	0.70	0.47	0.37	0.42
Fee waiver	—	—	—	0.06[2]
Total annual fund operating expenses after fee waiver	0.70	0.47	0.37	0.36
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
1 year	$72	$48	$38	$37
3 years	224	151	119	129
5 years	390	263	208	229
10 years	871	591	468	524

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.20	0.18%[4]	0.08%[4]	0.13%[4]
Acquired (underlying) fund fees and expenses[2]	0.42	0.42	0.42	0.42
Total annual fund operating expenses	0.87	0.60	0.50	0.55
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.87	0.60	0.50	0.49
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$89	$61	$51	$50
3 years	278	192	160	170
5 years	482	335	280	301
10 years	1,073	750	628	684

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.19[2]	0.17%[4]	0.08%[4]	0.12%[4]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.53	0.44	0.48
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.80	0.53	0.44	0.42
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$82	$54	$45	$43
3 years	255	170	141	148
5 years	444	296	246	263
10 years	990	665	555	598

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.15	0.14%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.71	0.45	0.39	0.41
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.71	0.45	0.39	0.35
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$73	$46	$40	$36
3 years	227	144	125	126
5 years	395	252	219	224
10 years	883	567	493	512

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.13	0.13%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.73	0.48	0.43	0.45
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.73	0.48	0.43	0.39
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$75	$49	$44	$40
3 years	233	154	138	138
5 years	406	269	241	246
10 years	906	604	542	561

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.12	0.13%[4]	0.08%[4]	0.09%[4]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.64	0.40	0.35	0.36
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.64	0.40	0.35	0.30
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$65	$41	$36	$31
3 years	205	128	113	110
5 years	357	224	197	196
10 years	798	505	443	450

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.17	0.15%[5]	0.09%[5]	0.11%[5]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.70	0.43	0.37	0.39
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.70	0.43	0.37	0.33
[3]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$72	$44	$38	$34
3 years	224	138	119	119
5 years	390	241	208	213
10 years	871	542	468	487

10. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for each of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series), and at the end of the paragraph under the “Investment results” section of the summary prospectus for American Funds Multi-Sector Income Fund, to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

11. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-436-1020P Litho in USA CGD/CF/10039-S81907

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY